Note 8 - Long-term Bank Loans (Details Textual)												1 Months Ended	3 Months Ended		7 Months Ended	12 Months Ended			22 Months Ended
	Nov. 25, 2020 USD ($) $ / shares shares	Nov. 24, 2020 USD ($)	Jun. 26, 2020 USD ($)	May 15, 2020	Nov. 08, 2019 USD ($)	Nov. 01, 2019 USD ($)	Sep. 30, 2019 USD ($)	Jul. 30, 2019 USD ($)	Jul. 29, 2019 USD ($)	May 30, 2019 USD ($)	Nov. 21, 2018 USD ($)	Aug. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Oct. 16, 2020 USD ($)	Nov. 16, 2020 $ / shares	Jul. 29, 2020 USD ($)	Jul. 07, 2020 USD ($)
Number of Vessels Sold													5	5
Proceeds from Issuance of Long-term Debt, Total												$ 16,167,680
Gain (Loss) on Extinguishment of Debt, Total																$ (491,571)	$ (328,291)		$ (300,000)
Share Price (in dollars per share) | $ / shares	$ 3.37																			$ 3.40
Restricted Cash, Total													$ 2,245,010		$ 4,410,376	2,245,010	4,410,376
Interest Expense, Total																3,836,985	3,219,471	$ 2,703,845
Eurobank Ergasias S.A. [Member] | Revolving Loan Facility [Member]
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid			$ 7,125,000							$ 6,000,000
Debt Instrument, Deferred Amount			$ 1,125,000
Debt Instrument, Number of Periodic Payments, Deferred			3
Payments of Debt Issuance Costs										32,000
Proceeds from Issuance of Long-term Debt, Total										12,000,000
Security Deposit										$ 5,000,000					$ 1,000,000		$ 1,000,000
Debt Instrument, Number of Periodic Payments										16
Debt Instrument, Periodic Payment, Total										$ 375,000
Eurobank Ergasias S.A. [Member] | London Interbank Offered Rate (LIBOR) [Member] | Revolving Loan Facility [Member]
Debt Instrument, Basis Spread on Variable Rate										4.40%					3.90%
Eurobank Ergasias S.A. [Member] | Revolving Credit Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity											$ 45,000,000
Long-term Line of Credit, Total											$ 30,000,000
Long-term Debt, Term (Month)											1 year 180 days
Debt Instrument, Number of Quarterly Installment Payments											12
Debt Instrument, Periodic Payment, Total											$ 900,000		400,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid											19,200,000		12,150,000			$ 12,150,000
Line of Credit Facility, Remaining Borrowing Capacity											$ 7,350,000
Line of Credit Facility, Remaining Percent of Vessel Market Value to Finance											55.00%
Line of Credit Facility, Commitment Fee Percentage											0.40%
Line of Credit Facility, Underwriting Fee Percentage											1.00%
Debt Instrument, Deferred Amount			$ 2,700,000
Debt Instrument, Number of Periodic Payments, Deferred																3
Repayments of Long-term Debt, Total													$ 11,750,000
Payments of Debt Issuance Costs											$ 300,000
Debt Instrument, Covenant, Security Cover Ratio											140.00%
Eurobank Ergasias S.A. [Member] | Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate											4.40%						3.90%
Piraeus Bank S.A. [Member]
Line of Credit Facility, Maximum Borrowing Capacity									$ 4,000,000
Debt Instrument, Periodic Payment, Total									160,460
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid									1,742,160												$ 1,902,620
Debt Instrument, Deferred Amount																					$ 160,460
Payments of Debt Issuance Costs																	$ 32,000
Proceeds from Issuance of Long-term Debt, Total									$ 3,667,680
Debt Instrument, Number of Periodic Payments									12
Line of Credit Facility, Maximum Borrowing Amount, Percent of Scrap Value of Vessel									90.00%
Debt Instrument, Security Cover Ratio Covenant															110.00%		110.00%
Debt Instrument, Security Cover Ratio Covenant, After First Anniversary															120.00%		120.00%
Piraeus Bank S.A. [Member] | Second Debt Agreement [Member]
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid					$ 17,400,000																	$ 18,900,000
Debt Instrument, Deferred Amount																						$ 1,500,000
Payments of Debt Issuance Costs																	$ 352,000
Proceeds from Issuance of Long-term Debt, Total					$ 32,000,000
Debt Instrument, Security Cover Ratio Covenant					125.00%
Piraeus Bank S.A. [Member] | Second Debt Agreement, First Payments [Member]
Debt Instrument, Periodic Payment, Total					$ 1,400,000
Debt Instrument, Number of Periodic Payments					3
Piraeus Bank S.A. [Member] | Second Debt Agreement, Second Payments [Member]
Debt Instrument, Periodic Payment, Total					$ 800,000
Debt Instrument, Number of Periodic Payments					13
Piraeus Bank S.A. [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate								2.95%	3.50%
Piraeus Bank S.A. [Member] | London Interbank Offered Rate (LIBOR) [Member] | Second Debt Agreement [Member]
Debt Instrument, Basis Spread on Variable Rate					3.50%
HSBC Bank PLC [Member]
Debt Instrument, Periodic Payment, Total								$ 450,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid								6,200,000						$ 7,100,000
Debt Instrument, Deferred Amount														$ 900,000
Payments of Debt Issuance Costs																	62,500
Proceeds from Issuance of Long-term Debt, Total								$ 12,500,000
Debt Instrument, Number of Periodic Payments								14
Debt Instrument, Security Cover Ratio Covenant								130.00%
Colby Trading Ltd [Member]
Proceeds from Issuance of Long-term Debt, Total							$ 2,500,000
Debt Instrument, Number of Periodic Payments				3			4
Debt Instrument, Periodic Payment, Total							$ 625,000
Debt Instrument, Interest Rate, Stated Percentage							8.00%
Interest Expense, Debt, Total																$ 160,035	51,111
Gain (Loss) on Extinguishment of Debt, Total	$ (491,571)
Colby Trading Ltd [Member] | Conversion of Loan Into Common Shares [Member]
Debt Conversion, Original Debt, Amount		$ 1,875,000
Debt Conversion, Converted Instrument, Shares Issued (in shares) | shares	702,247
Debt Instrument, Convertible, Conversion Price (in dollars per share) | $ / shares	$ 2.67
Colby Trading Ltd [Member] | Second Debt Agreement [Member]
Proceeds from Issuance of Long-term Debt, Total						$ 2,500,000
Debt Instrument, Interest Rate, Stated Percentage						8.00%
Interest Expense, Debt, Total																$ 201,248	$ 33,333